Cover	Jun. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2024
Entity File Number	001-36157
Entity Registrant Name	ESSENT GROUP LTD.
Entity Central Index Key	0001448893
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM11
City Area Code	441
Local Phone Number	297-9901
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.015 par value
Trading Symbol	ESNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false